Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	(82.00%)	0.75%	(3.03%)
Expiration of net operating loss carryforwards	(51.15%)	(27.71%)	(20.18%)
Net operating loss carryforwards not utilized due to dissolution of subsidiaries			(42.73%)
Other non-deductible expenses	46.42%	(12.84%)	(9.79%)
Change in deferred tax assets and valuation allowance	62.70%	15.79%	24.94%
Loss on investment in subsidiaries dissolved			26.62%
Other	0.03%	0.01%	0.17%